Related party transactions (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest income receivable		$ 8,834	$ 4,655
Bonds issued		17,900
Associates [Member]
Disclosure of transactions between related parties [line items]
Interest income		4,200	3,600
Interest income receivable		8,000	4,600
Loans and notes receivable		$ 30,900	$ 42,300
Falco Resources Ltd. [Member]
Disclosure of transactions between related parties [line items]
Interest income receivable	$ 2,800
Convertible secured senior note	$ 17,600
Falco Resources Ltd. [Member] | Prior to Amendment [Member]
Disclosure of transactions between related parties [line items]
Interest rate	7.00%
Conversion price per common share	$ 0.55
Falco Resources Ltd. [Member] | Amendment [Member]
Disclosure of transactions between related parties [line items]
Interest rate	8.00%
Conversion price per common share	$ 0.5